GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
GOING CONCERN
Net loss	$ (33,688)	$ (12,978)	$ (46,402)	$ (571,534)
Accumulated deficits	$ (5,488,880)		$ (5,455,192)	$ (5,408,790)